SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended				12 Months Ended
	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024	Aug. 21, 2023	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the company												$ (31,092)		$ (20,914)		$ (6,184)
Basic loss per share								$ (18,219)	[1],[2]	$ (2,028,889)	[1],[2]	$ (620,839)	[3],[4]	$ (41,553,970)	[3],[4]	$ (44,922,903)	[3],[4],[5],[6]
Diluted loss per share								$ (18,219)	[1],[2]	$ (2,028,889)	[1],[2]	$ (620,839)	[3],[4]	$ (41,553,970)	[3],[4]	$ (44,922,903)	[3],[4],[5],[6]
Weighted average number of ordinary shares used in calculating basic loss per share								1,297	[1]	5.27	[1]	50		0.5		0.14
Weighted average number of ordinary shares used in calculating diluted loss per share								1,297	[1]	5.27	[1]	50		0.5		0.14
Reverse share splits				1-for-4.1	1-for-28.5	1-for-75	1-for-22
Net loss attributable to the owners of the Company								$ (23,638)		$ (10,693)		$ (31,092)		$ (20,914)
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 1.E to 1.H, 9.8 and 9.9
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits that became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E to 1.H, 9.8 and 9.9)
[3]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15 and 28.16.
[4]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15 and 28.16
[5]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[6]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.